Long-term debt and current portion of long-term debt (Details 4) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings	€ 24,707	€ 27,239
Long-term debt and current portion of long-term debt [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings	22,465	23,843
Euro [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings	€ 20,094	€ 21,545
Borrowings, interest rate	2.40%	2.70%
United States of America, Dollars [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings	€ 1,694	€ 1,587
Borrowings, interest rate	4.80%	5.20%
British Pound [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings	€ 521	€ 540
Borrowings, interest rate	5.30%	5.30%
Japan, Yen [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings	€ 156	€ 171
Borrowings, interest rate	2.60%	2.60%